Changes in Redeemable Noncontrolling Interests (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
Beginning balance			¥ 33,902	¥ 28,095
Adjustment of redeemable noncontrolling interests to redemption value			(84)	448
Transaction with noncontrolling interests			934	992
Comprehensive income (loss)
Net income	522	701	1,787	1,601
Other comprehensive income (loss)
Net change of foreign currency translation adjustments			(2,359)	(3,129)
Total other comprehensive income (loss)			(2,359)	(3,129)
Comprehensive income (loss)	989	45	(572)	(1,528)
Cash dividends			(124)	(5,961)
Ending balance	¥ 34,056	¥ 22,046	¥ 34,056	¥ 22,046